RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about related party transactions [Table Text Block]
	2017	2016
Consulting services provided by Platoro	$11	$–

Disclosure of information about key management personnel [Table Text Block]
	2017	2016
Salaries and benefits	$2,514	$1,883
Directors’ fees	320	249
Share-based compensation	889	722
	$3,723	$2,854

Disclosure of balances outstanding to related parties [Table Text Block]
	December 31, 2017	December 31, 2016
Payable to Platoro	$11	$–